Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2017
Total gains and losses recognized in:
—(profit) or loss			$ 42,427
Conversion of notes during the year			(19,502)
Closing balances	$ 206,524	$ 139,322	139,322
Acquired through business combination			(223)
Level 3 [Member] | Other Investments [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	5,791	6,690
Total gains and losses recognized in:
—other comprehensive income	280	(899)
Closing balances	6,071	5,791	5,791
Level 3 [Member] | Receivable from Related Party [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	15,100
Total gains and losses recognized in:
—other comprehensive income	2,000	90
Closing balances	$ 17,100	15,100	$ 15,100
Acquired through business combination		15,010
Level 3 [Member] | Separable Embedded Derivative [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances		61,929
Total gains and losses recognized in:
—(profit) or loss		(42,427)
Conversion of notes during the year		$ (19,502)